Load | Forward Select Income Fund
Forward Select Income Fund
Investment Objective
The Fund seeks high current income and potential for modest long-term growth of capital.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Forward Funds. This amount may vary depending on the Forward Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward Select Income Fund	Class A	Class B	Class C	Advisor Class
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward Select Income Fund	Class A	Class B	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.41%	0.46%	0.46%	0.31%
Dividend and Interest Expense on Short Sales	0.11%	0.11%	0.11%	0.11%
Interest Expense on Borrowings	0.11%	0.11%	0.11%	0.11%
Total Other Expenses	0.63%	0.68%	0.68%	0.53%
Total Annual Fund Operating Expenses	1.88%	2.43%	2.43%	1.53%

Examples
These Examples are intended to help you compare the costs of investing in Class A, Class B, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward Select Income Fund (USD $)	Class A	Class B	Class C	Advisor Class
1 Year	755	746	346	156
3 Years	1,132	1,057	757	483
5 Years	1,532	1,495	1,295	834
10 Years	2,647	2,626	2,762	1,821

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward Select Income Fund (USD $)	Class A	Class B	Class C	Advisor Class
1 Year	755	246	246	156
3 Years	1,132	757	757	483
5 Years	1,532	1,295	1,295	834
10 Years	2,647	2,626	2,762	1,821

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Underlying Funds Risk: Because the Fund may be an underlying fund for one or more of the Trust’s “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class B, Class C, and Advisor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.
Calendar Year Total Returns—Class A

Best Quarter – June 30, 2009	38.88%
Worst Quarter – September 30, 2008	–23.83%

Average Annual Total Returns For the period ended December 31, 2014
Average Annual Total Returns Load Forward Select Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	9.99%	12.25%	4.77%	9.08%	Mar. 30, 2001
Class A Return After Taxes on Distributions	7.08%	9.20%	2.09%	6.16%	Mar. 30, 2001
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.25%	8.43%	2.56%	6.09%	Mar. 30, 2001
Class A BofA Merrill Lynch Preferred Index	15.44%	8.38%	2.65%	3.99%
Class B	11.07%	12.61%	4.63%	8.75%	Mar. 30, 2001
Class B BofA Merrill Lynch Preferred Index	15.44%	8.38%	2.65%	3.99%
Class C	15.07%	12.84%	4.63%	8.75%	Mar. 30, 2001
Class C BofA Merrill Lynch Preferred Index	15.44%	8.38%	2.65%	3.99%
Advisor Class	17.11%			13.69%	Feb. 01, 2010
Advisor Class BofA Merrill Lynch Preferred Index	15.44%			8.32%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.